As filed with the Securities and Exchange Commission on September 18, 2009
                                            1933 Act Registration No. 333-61554
                                            1940 Act Registration No. 811-08517
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                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /

                      POST-EFFECTIVE AMENDMENT NO. 35     /X/

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 193     /X/

                    Lincoln Life Variable Annuity Account N
                           (Exact Name of Registrant)

                          Lincoln ChoicePlus II Advance
                    and Lincoln ChoicePlus Assurance (L Share)

                  THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, Including Area Code: (260) 455-2000

                           Dennis L. Schoff, Esquire
                  The Lincoln National Life Insurance Company
                           1300 South Clinton Street
                              Post Office Box 1110
                              Fort Wayne, IN 46801
                    (Name and Address of Agent for Service)

                                    Copy to:

                           Ronald R. Bessette, Esquire
                   The Lincoln National Life Insurance Company
                                One Granite Place
                                Concord, NH 03301

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485 /x/ on October 18, 2009, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on _________________, pursuant to paragraph (a)(1) of Rule 485

                     Title of Securities being registered:
           Interests in a separate account under individual flexible
                  payment deferred variable annuity contracts.

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment to the Registration Statement on Form N-4 is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 34 to the Registrant's Registration Statement filed under Rule 485(a) of the Securities Act of 1933. This Post-Effective Amendment incorporates by reference the information contained in the Registrant's Registration Statement as follows: Parts A and B are incorporated by reference to the 497 Filing filed on May 4, 2009, as supplemented May 5, 2009 and June 22, 2009; Part C is incorporated by reference to Post-Effective Amendment No. 33 (File No. 333-61554) filed on
July 23, 2009.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 35 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and the State of Indiana on this 18th day of September, 2009.

                                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
                                    (Registrant)
                                    ChoicePlus II Advance
                                    ChoicePlus Assurance (L Share)

                                  By: /s/ Delson R. Campbell
                                          Delson R. Campbell
                                          Assistant Vice President, The Lincoln
                                          National Life Insurance Company
                                          (Title)

                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                        (Depositor)

                                    By: /s/ Brian L. Kroll
                                            Brian L. Kroll
                                            (Signature-Officer of Depositor)
                                            Vice President, The Lincoln
                                            National Life Insurance Company
                                            (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on September 18, 2009.

  Signature                                             Title

  *___________________________________                  President and Director
  Dennis Glass                                          (Principal Executive Officer)

  *___________________________________                  Executive Vice President, Chief Financial Officer and Director
  Frederick J. Crawford                                 (Principal Financial Officer)

  *___________________________________                  Executive Vice President and Chief Administrative Officer
  Charles C. Cornelio

  *___________________________________                  Senior Vice President and Director
  Mark E. Konen

  *___________________________________                  Senior Vice President, Chief Investment Officer and Director
  See Yeng Quek

  *__________________________________                   Vice President and Director
  Keith J. Ryan



  * By  /s/Delson R. Campbell  Pursuant to a Power of Attorney
       -----------------------
         Delson R. Campbell